Income Taxes - Movements in Net Deferred Income Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movements in net deferred income tax liabilities
As at January 1	$ (4,989)	$ (3,473)	$ (2,842)
Utilization of previously recognized withholding tax on undistributed earnings	3,179	1,526	321
(Charged)/Credited to the consolidated statements of operations
Withholding tax on undistributed earnings of PRC entities	(1,980)	(3,532)	(1,216)
Deferred tax on amortization of intangible assets	18	32	24
Deferred tax on provision for assets	236	147	152
Exchange differences	(283)	311	88
As at December 31	$ (3,819)	$ (4,989)	$ (3,473)